Goodwill (Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010		Jan. 31, 2012
Goodwill [Roll Forward]
Goodwill, net, at beginning of period							$ 894,155
Goodwill, net, at end of period	894,155		803,971				894,155
Verint [Member]
Goodwill [Roll Forward]
Goodwill, gross at beginning of period	803,971		790,151		774,931		894,155
Accumulated impairment losses at beginning of period	0		0		0		0
Goodwill, net, at beginning of period	803,971		790,151		774,931
Effect of changes in foreign currencies and other	(5,324)		1,044		15,131
Goodwill, Excluding Impairment Losses, Net			803,971
Goodwill, net, at end of period	894,155		803,971		790,151
ViewLinks [Member] | Verint [Member]
Goodwill [Roll Forward]
Business acquisition					89	[1]
Iontas Limited [Member] | Verint [Member]
Goodwill [Roll Forward]
Business acquisition			12,776	[1]
Vovici Acquisition [Member] | Verint [Member]
Goodwill [Roll Forward]
Business acquisition	41,502	[1]
Global Management Technologies Acquisition [Member] | Verint [Member]
Goodwill [Roll Forward]
Business acquisition	23,141	[1]
Other [Member] | Verint [Member]
Goodwill [Roll Forward]
Business acquisition	$ 30,865	[1]

[1]	During the fiscal years ended January 31, 2012, 2011 and 2010, goodwill related to certain acquisitions was adjusted due to earn-out payments or recoveries, tax adjustments and a lease abandonment settlement.